Taxation - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Jul. 04, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Income Taxes [Line Items]
Tax expense (benefit)		$ 52	$ (402)	$ 144	$ (335)
One Big Beautiful Bill Act [Member]
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	21.00%
SWITZERLAND
Disclosure Of Income Taxes [Line Items]
Tax expense (benefit)		$ 1	$ 5	$ 3	7
New Legislation [Member] | CANADA
Disclosure Of Income Taxes [Line Items]
Deferred tax expense (income) relating to rate changes or imposition of new taxes					$ (468)
Organization For Economic Cooperation And Development [Member]
Disclosure Of Income Taxes [Line Items]
Minimum tax rate percentage as per top up taxes				15.00%